Debt (Tables) - Enjoy Technology Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Summary of Reconciliation of Changes in Fair Value for the Company's Convertible Loans Using Inputs Classified as Level 3
The following table provides a reconciliation of changes in fair value for the Company’s convertible loans using inputs classified as Level 3 (in thousands):

Balance at December 31, 2020	$86,357
Debt extinguishment of convertible loans	(36,782)
Change in fair value	26,242
Proceeds from issuance of convertible loans	75,200

Balance as of September 30, 2021	$151,017

Summary of Components of the Company's Outstanding Debt
The components of the Company’s outstanding debt were as follows (in thousands):

	September 30, 2021	December 31, 2020
Paycheck Protection Program Loan principal	$10,000	$10,000
Blue Torch Loan principal	37,000	37,000
Deferred financing costs and unamortized discount	(2,348)	(3,317)
Less: current portion	(5,686)	(2,105)

Long-term debt, net of discount	$38,966	$41,578

Convertible loans principal	$118,650	$43,451
Fair value premium of convertible loans	32,367	42,906
Less current portion of:
Principal	(75,000)	—
Fair value premium of Convertible Loan	(21,302)	$—

Long-term convertible loans, at fair value	$54,715	$86,357

Schedule of Long-term Debt Instruments
At December 31, 2020, the aggregate maturities of principal on all debt for each of the next five years and thereafter is as follows (in thousands):

Years Ending December 31,	Total
2021	$2,105
2022	7,895
2023	37,000
2024	43,451
2025	—
Thereafter	—

Subtotal	90,451
Fair value premium of convertible loan	42,906
Deferred financing costs and unamortized discount	(3,317)

Total	$130,040